Investments (Changes In Commercial Mortgage Loan Loss Allowance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Beginning balance	$ 36.1	$ 19.6
Provision	32.7	48.1
Charge-offs, net	(20.7)	(31.6)
Ending balance	48.1	36.1
Specific loan loss allowance	26.6	20.4
General loan loss allowance	21.5	15.7
Total commercial mortgage loans	$ 48.1	$ 36.1